Financing Arrangements - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	May 31, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2017	Dec. 31, 2014	Sep. 30, 2022	May 31, 2020	Mar. 31, 2020	Dec. 31, 2011
Line of Credit Facility [Line Items]
Outstanding letters of credit and bank guarantees						$ 77,924
Senior Notes [Member]
Line of Credit Facility [Line Items]
Long-term debt			$ 650,000
Debt Interest rate			2.538%
Debt issue cost			$ 6,121
Interest Expense Debt						17,052
Long Term Debt Fair Value						516,620
Senior Notes [Member] | Accrued Liabilities [Member]
Line of Credit Facility [Line Items]
Accrued Interest Current						4,805
Senior Notes [Member] | Long-term Debt [Member]
Line of Credit Facility [Line Items]
Noncurrent outstanding principal portion						$ 650,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Five-year revolving credit facility									$ 500,000
Revolving credit facility, maturity term						5 years
Revolving credit facility, maturity period		2026-03		2022-12	2019-12
Borrowings under the revolving credit facility								$ 300,000
Repayments of revolving credit facility			300,000
Repayments of short term loans	$ 100,000		$ 50,000
Outstanding borrowings						$ 0
Short-term borrowing							$ 100,000	$ 50,000